Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments and risk management

18	Financial instruments and risk management
18.1	Financial risk management

Overview

The Company approved, together with its Board of Directors, the financial policy that establishes concepts, criteria and power limits for decisions involving:

•       Cash flow and liquidity risk management;

•       Counterparty risk management; and

•       Foreign exchange, index and interest rate, and commodity risk management.

The main objectives of the Company's financial policy are to ensure:

- Proactive and continuous risk management through anticipation and, when necessary, protection against unfavorable scenarios, in order to protect the Company's results and assets;

- The continuous alignment of the objectives of the teams involved in risk management with the Company's overall objectives;

- The continuous preservation of the Company's financial health;

- The protection of the Company's results and assets against the non-performance of financial obligations assumed by counterparties; and

- The efficiency and effectiveness in safeguarding against market risk exposures, currency exposures, and commodity exposures, through the use of financial instruments or by recognizing the presence of natural hedges and the correlations between the prices of different assets and markets, as well as in maintaining the balance between assets and liabilities exposures;

In order to comply with the objectives of the financial policy, management conducts risk management as a continuous process, considering the exposed areas of the business, involving the identification, measurement, follow-up, monitoring, and, if necessary, the definition of limits and appropriate mitigation instruments under the circumstances. In line with risk management policies, every derivative operation must be linked to an effective exposure, without a speculative character.

18.2	Classification of financial instruments

Transactions in financial instruments are recognized on the date the Company becomes a party to the contractual provisions of the instrument and end when they expire, are settled, received, or their risks and benefits are substantially transferred.

Financial assets are initially recognized at fair value, which corresponds to the transaction price, and are subsequently measured based on the management model of these assets by the management, as follows:

I.       Amortized cost – This category includes items in which the business model is to hold the financial assets to collect contractual cash flows and are consistent with a basic financial arrangement, meaning the receipt of principal and interest that significantly represent the value of money over time and credit risk, being adjusted for the effective interest rate of the transaction. Net gains and losses with instruments in this category are shown in the statement of profit or loss for the period and arise from the adjustment of balances at their effective rate. In this category, the initial transaction costs that are attributable are included in the initial recognition of the assets. Assets measured at amortized cost may have their values reduced due to impairment.

II.       Fair value through other comprehensive income (“FVOCI”) – This category includes financial assets whose business model is fulfilled both by receiving contractual cash flows and by selling the assets at opportune moments. Gains and losses from the assets in this category arise from the measurement at fair value of assets that are recorded in other comprehensive income. These assets are adjusted for the effective rate and may incur losses due to impairment, both recorded in the statement of profit or loss for the fiscal year in which they occur.

III.       Fair value through profit or loss (“FVTPL”) – This category includes other financial assets that do not meet the criteria of the above items. Alternatively, by management's designation, the asset may be measured at FVTPL if it eliminates or reduces measurement inconsistency. Gains and losses are recorded in the statement of profit or loss for the fiscal year.

The Company's financial liabilities, except for derivatives and energy contracts, are all subsequently recognized using the amortized cost method.

There were no changes in management's business model for existing financial instruments that might require a change in the subsequent measurement method.

All transactions with financial instruments, including derivatives, are recognized in the financial statements and classified into the following categories:

	Note	12/31/2025	12/31/2024

Assets
Amortized cost
Cash and cash equivalents	4	7,115	5,971
Trade accounts receivable	6	3,383	3,516
Other assets		630	474
(=) Subtotal		11,128	9,961

Fair value through profit or loss
Derivatives	18.7	10	34
Cash equivalents	4	3,386	9,015
Financial investments	5	1,365	1,832
Energy future agreements	18.7	781	89
(=) Subtotal		5,542	10,970

Fair value through other comprehensive income
Trade accounts receivable	6	72	46

Fair value of hedge accounting instruments
Derivatives	18.7	75	49

(=) Total assets		16,817	21,026

Liabilities
Amortized cost
Trade payables	14	13,198	16,963
Borrowings and debentures	15	52,233	53,767
Braskem Idesa borrowings	16	14,639	15,526
Loan from non-controlling shareholders of Braskem Idesa	8	1,037	1,050
Leniency agreement	21	673	636
Other liabilities		2,698	1,673
(=) Subtotal		84,478	89,615

Fair value through profit or loss
Derivatives	18.7	21	49
Energy future agreements	18.7	764	108
(=) Subtotal		785	157

Fair value of hedge accounting instruments
Derivatives	18.7	44	156

(=) Total liabilities		85,307	89,928

Except for loans, financing and debentures whose fair values were disclosed in the note below, the carrying amount of the other financial instruments represents a reasonable approximation of their fair value.

18.3	Fair value hierarchy

The Company classifies part of its financial instruments as carried at fair value and, depending on the inputs used in their measurement, such instruments can be classified into 3 levels of hierarchy. Level 1 indicates a value based on quoted prices for identical assets and liabilities, without any adjustments. Level 2 involves inputs from pricing models or the use of available prices for similar assets and liabilities. Level 3 involves pricing through a model based on data not available in the market.

Management's accounting policy on transfers between levels of the fair value hierarchy stipulates that the inputs used for fair value measurement must be assessed at the end of each reporting period. Based on the sensitivity, importance and source of information, it is determined which level of the fair value hierarchy the evaluated financial instrument is in, and the transfer is made on the date of the measurement of fair values.

As of December 31, 2025, there were no changes or reclassification of financial instruments among the levels of the fair value hierarchy. Furthermore, the Company does not have any instruments in the level 3 category.

The fair value of the financial instruments measured at the end of the year is shown below:

	Level 1	Level 2	Total	Carrying amount

Assets
Cash equivalents		3,386	3,386	3,386
Financial investments		1,365	1,365	1,365
Trade accounts receivable		72	72	72
Derivatives		85	85	85
Energy future agreements		781	781	781

(=) Total assets		5,689	5,689	5,689

Liabilities
Derivatives		64	64	64
Energy future agreements		764	764	764

Financing
Foreign currency - Bonds	15,266		15,266	39,036
Foreign currency - Others		6,501	6,501	8,986
Local currency		773	773	1,088
Debentures and CRA		1,565	1,565	3,123

Braskem Idesa financing
Bond	6,734		6,734	11,958
Others		2,029	2,029	2,681

(=) Total liabilities	21,999	11,696	33,695	67,700

The Company uses the following evaluation techniques in measuring the fair value of its financial instruments:

Financial assets classified as FVTPL or FVOCI: They are valued through inputs obtained from sources that reflect the most current observable market prices, such as CDI rate.

Energy futures contracts: The fair value of these financial instruments is estimated based on the present value of the cash flows of the contracts and has as its main assumptions the future price of energy obtained through the forward curve of the price (DCIDE). The rate used for discounting to present value is the future curve of the DI x IPCA rate obtained through B3.

Derivative financial instruments: fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option.

Financial liabilities related to loans, financing, bonds and debentures: To determine the fair value of instruments traded in the secondary market, such as bonds, the closing market prices on the reporting date were used and, therefore, are classified at level 1 of the fair value hierarchy. In determining the fair value of other financial liabilities, the Company estimates the present value of future contractual cash flows, based on observable market rates at the reporting date, including for similar instruments, also taking into account the currency of each instrument.

The evaluation techniques used in the measurement of fair value in the current fiscal year are consistent with those used in the prior year.

18.4	Capital management

As of December 31, 2025 and 2024, the Company’s capital structure was as follows (Ex-Braskem Idesa):

Capital structure	2025	2024
Equity attributable to the Company's shareholders	(16,502)	(4,278)
Equity attributable to Braskem Idesa	(2,811)	497
Equity attributable to the Company's shareholders - Ex Braskem Idesa	(13,691)	(4,775)

Third-party capital	98,381	105,853
Third-party capital - Braskem Idesa	24,671	22,738
Total third-party capital - Ex Braskem Idesa	73,710	83,115

Total Ex Braskem Idesa	60,019	78,340

In 2025, the Company reported negative equity and is currently reassessing its capital structure, as detailed in note 1.

As with liquidity, capital management is carried out at the Consolidated level, except for the liquidity and capital of Braskem Idesa and other subsidiaries with non-controlling shareholders, which are managed independently within the scope of those respective entities.

18.5	Liquidity risk management

The financial risk management policy stipulates that, concerning liquidity risk, the Company must ensure the continuous fulfillment of its financial obligations by:

1.       Measuring and maintaining a minimum cash balance ("minimum cash availability");

2.       Allocating this balance in financial investments; and

3.       Obtaining new financing, refinancing, and working capital, exchange, and guarantee instruments.

The Company's minimum cash is defined as the lowest level of cash capable of honoring the disbursement commitments foreseen for a given period, assuming limitations in the inflow of financial resources (absence of financing sources) and operational resources (scenario of economic crisis and recession).

The Company consistently monitors qualitative criteria to anticipate market trends by analyzing the market, assessing liquidity expectations, evaluating crises and volatility, and comparing the Company with global competitors. Due to the prolonged downturn in the petrochemical sector, the Company faced challenges throughout the fiscal year 2025 in maintaining its minimum cash reserve policy. Given this scenario, several initiatives are currently underway to preserve cash and strengthen the Company's liquidity, as detailed in note 1.

The financial assets that address liquidity risk are the resources held in cash and cash equivalents and short-term financial investments and are readily available due to high liquidity. In addition, the Company may opt for the receipt and prepayment of accounts receivable for cash management. See note 6 for more information on the prepayment of receivables.

Braskem's financial liabilities, by maturity, are shown in the table below:

	Until	Between one	Between two	More than
	one year	and two years	and five years	five years	Total

Trade payables	13,350	21			13,371
Borrowings and debentures	13,677	2,876	26,295	32,989	75,837
Braskem Idesa borrowings	972	187	11,495	10,416	23,070
Derivatives	357	162	370	77	965
Loan from non-controlling shareholder of Braskem Idesa				1,795	1,795
Leniency agreement	72	296	647		1,015
Lease	1,103	897	1,593	2,001	5,594
At December 31, 2025	29,531	4,439	40,400	47,278	121,647

Interest discounted to present value	(6,159)	(1,725)	(13,166)	(14,582)	(35,632)

Carrying amount	23,372	2,714	27,234	32,695	86,014

If Braskem Idesa’s group of bondholders require the early payment of this debt, the Company’s financial liabilities by maturity date are shown in the table below.

	Until	Between one	Between two	More than
	one year	and two years	and five years	five years	Total

Trade payables	13,350	21			13,371
Borrowings and debentures	13,677	2,876	26,295	32,989	75,837
Braskem Idesa borrowings	20,024	208	2,890		23,122
Derivatives	357	162	370	77	965
Loan from non-controlling shareholder of Braskem Idesa				1,795	1,795
Leniency agreement	72	296	647		1,015
Lease	1,103	897	1,593	2,001	5,594
At December 31, 2025	48,583	4,460	31,795	36,862	121,699

Interest discounted to present value	(13,346)	(1,686)	(9,918)	(10,734)	(35,684)

Carrying amount	35,237	2,774	21,877	26,128	86,014

18.6	Counterparty risk management

It refers to the possibility of counterparties failing to fulfill their commitments in a transaction with the Company.

The transactions that subject the Company to the concentration of credit risks are mainly in bank checking accounts, financial investments, and trade accounts receivable in which the Company is exposed to the risk of the financial institution or customer involved.

Counterparty risk - Financial institutions

In defining counterparties for asset financial operations, including derivatives, the criteria for classifying the counterparty's credit risk by a specialized agency should be observed. This involves using the local long-term rating for Brazilian institutions and the global rating for international institutions, as well as considering the concentration of exposure to the counterparty.

The Company accepts as counterparties financial institutions and issuers of securities that meet the minimum rating below:

Rating agency	Local minimum rating	Global minimum rating
Fitch Ratings	A+	BBB-
Moody's Investor	A1	Baa3
Standard & Poor's	A+	BBB-

Other agencies that have an equivalent reputation may be considered in the risk management process. In addition to the minimum rating, the Company also considers, as main criteria, the exposure by institution concentration, exposure relative to the counterparty's equity, and exposure by category of rating and Credit Default Swap ("CDS") of counterparties.

The carrying amount of financial assets with exposure to counterparty risk with financial institutions is presented below:

	2025	2024
Cash and cash equivalents	10,501	14,986
Financial investments	1,365	1,832
Derivatives - assets	85	83
Derivatives - liabilities	64	205
(=) Total	12,015	17,106

The derivative financial instruments obtained and held on December 31, 2025 were executed both on internationally recognized and regulated stock exchanges and in the over-the-counter market, with major financial counterparties, under the framework of global derivatives contracts, either in Brazil or abroad. To measure the credit risk of the parties involved in derivative instruments, the Company uses Credit Valuation Adjustment (“CVA”) or Debt Valuation Adjustment (“DVA”) models, applied flow by flow on the fair value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

The exposure classified by credit risk rating of the cash and cash equivalents and financial investments is presented below:

			2025			2024
	Domestic market	Foreign market	Total	Domestic market	Foreign market	Total
Financial assets with risk classification
AAA	1,810	4,111	5,921	4,656	7,482	12,138
AA+	632		632	153		153
AA	65	32	97	190		190
AA-	27		27	125		125
A+	6	3,604	3,610		2,849	2,849
A	385	147	531	232	678	910
A-		891	891	7	233	240
BBB					1	1
	2,925	8,785	11,710	5,363	11,243	16,606

Financial assets without risk classification
Other financial assets with no risk assessment	(i)	156		156	212		212

		156		156	212		212

Total		3,081	8,785	11,866	5,575	11,243	16,818

(i) Investments approved by the Management, in accordance with the Financial Policy.

For the financial institutions’ counterparty risk there was no recognition of expected credit losses, taking into consideration the high credit rating degree of the counterparties and the positive history of solvency of all financial assets, among other factors. The Company continuously monitors the changes in the counterparties’ ratings and, if necessary, reallocates funds to meet the requirements of the financial risk management policy.

Counterparty risk - Trade accounts receivable

As part of its financial risk management, the Company has a specific policy for managing the credit risk of clients, which sets operational parameters and responsibilities for the management of receivables and is enforced by a specialized credit and collection team, which is in charge of the main activities of credit risk management. The Company also has a credit committee responsible for monitoring and supporting the management in the application of internal policies.

The Company’s clients do not have risk ratings assigned by credit rating agencies. For this reason, the Company developed its own credit rating methodology for all accounts receivable from clients in Brazil and abroad, in which qualitative and quantitative analyses are conducted to determine the risk of each counterparty, as well as the required guarantees to support the Company’s exposure.

The qualitative analysis is performed via a credit questionnaire that qualifies and quantifies the financial information of clients. The items assessed are scored according to a risk assessment matrix.

The quantitative analysis represents the financial component for calculation of the client credit risk. The variables financial score and probability of insolvency are considered, calculated via statistical modeling. The Company also considers other elements within the risk assessment matrix, such as history of punctuality, country risk, credit analysis of the business group, and guarantees to mitigate risk, such as sureties, letters of credit, insurance, fiduciary sale, among others.

After credit risk assessment, a risk rating by client is assigned, varying from minimal to very high risk; then this information is used in the management of the Company’s receivables and loss estimate.

Considering the expected credit losses, the percentage of trade accounts receivable by risk ratings that represent Company’s total exposure was as follows:

		(%)
	2025	2024
Minimal risk	71.00	70.27
Low risk	21.60	16.60
Medium risk	6.40	8.49
High risk	0.80	4.51
Very high risk (i)	0.20	0.14
(i)	Clients in this group that are still active purchase from Company and pay in advance.

For the export market, approximately 88% of the portfolio has guarantees, consisting primarily of credit insurance. For the domestic market, approximately 29% of the portfolio has guarantees, mainly suretyships by the partners of counterparties, complemented by credit insurance.

Management considers on default the counterparty that does not pay its debts when due.

The exposure to credit risk of the counterparties in total amounts refers to the trade accounts receivable amounts identified in Note 6.

18.7	Market risk

The Company, in the normal course of its operations, is exposed to a variety of market risks, mainly related to fluctuations in exchange rates, interest rates and commodity prices, which may affect its current and future cash flows.

To mitigate these risks, the Company follows procedures set forth in its financial risk management policy, which aims to identify and monitor exposures, implement actions to protect the organization's results against market volatility, and conduct an organized risk management process.

As of December 31, 2025, the Company has contracted the following derivative financial instruments, which are used in managing market risk protection:

Instrument	Market risk	Exposure	Protection	Notional	Balance at 2024	Change in fair value	Financial settlement	Balance at 2025

Non-hedge accounting transactions

Future contract	Commodities price	Gasoline	Naphtha	(14)	(9)	(17)	27	1
Swap - Terminal Química	Interest rate	SOFR variable	SOFR fixed	(44)	4	3	2	9
Energy future agreements	Energy price	Energy		(136)	19	(36)		(17)
					14	(50)	29	(7)

Hedge accounting transactions

Swap - Terminal Química	Interest rate	SOFR variable	SOFR fixed	(10)	20	24		44
Put and call options	Foreign exchange	R$	US$	2,526	132	(150)	(1)	(19)
Swap CRA	US$ and fixed rate	R$	US$ and fixed rate	742	(49)	(26)	19	(56)
Swap CDI dollar	US$ and fixed rate	R$	US$ and fixed rate		24	(10)	(14)
					127	(162)	4	(31)

Asset
Current asset					73			365
Non-current asset					99			501
Total					172			866

Liabilities
Current liabilities					212			331
Non-current liabilities					101			497
Total					313			828
Balance - liabilities - assets					141			(38)

Index and interest rate risk management

In the normal course of operations, the Company may incur mismatches of indices and interest rates in the domestic and/or international market, such as SELIC, CDI, IPCA, SOFR, fixed rates, among others, affecting its assets and liabilities financial transactions.

This type of mismatch and its potential economic and financial impact stem from internal factors within the Company, such as engaging in financial operations with varying terms and benchmarks, as well as external factors like fluctuations in interest rates and indices.

The Company's financial policy aims to manage internal factors and, as much as possible, anticipate the consequences of external factors.

The control of potential exposures, both in the short term and long term, aims to enhance the predictability of Braskem's cash flow.

The strategy in managing index and interest rate risk involves selecting financial investments for investing the Company's available funds with indices and interest rates consistent with the liability exposure.

Exposure to index and interest rate risk are listed below:

					2025					2024
	CDI	IPCA	SOFR	Fixed	Total	CDI	IPCA	SOFR	Fixed	Total
Cash, equivalents and financial investments	2,631			9,207	11,838	5,259			11,559	16,818
Derivatives		207	53		260	24	49	24		97
Leniency agreement	673				673	636				636
Borrowings and debentures	3,091	1,118	8,986	39,038	52,233	3,064	1,129	5,261	44,313	53,767
Braskem Idesa borrowings			2,681	11,958	14,639			2,583	12,943	15,526

Commodity price risk management

The main purposes of the commodity price risk management are:

• Identifying potential origins of this risk;

• Defining mitigation controls;

• Establishing limits and powers to execute commodity derivative operations; and

• Defining the controls of transactions.

The commodity price risk arises from the dependence of the Company costs and revenues on commodity prices in the global market. In general, there is a strong correlation between prices of raw materials acquired for production and of the products sold in the petrochemical industry, forming a natural hedge. Mismatches inherent to the business may lead to occasional net risk exposures, which will be assessed and treated, such as: (i) when time lags between the pricing of the Company's raw materials and finished products creates a mismatch between prices, increasing the volatility of the petrochemical margin; (ii) one-off sales contracts at fixed prices without hedging the price of raw materials; and (iii) when different petrochemical price references have different levels of volatility and correlations between them.

The Company actively manages pricing periods and indexers, considering the following exposure allocation conditions: (i) always observing the market conditions associated with the profile of indexes and the Company's operating dynamics; (ii) in case of transactions for exchange of international references, indexes associated with the petrochemical market are considered; and (iii) not increasing the risk associated with its margin by fixing only the price of Braskem’s own operating chain (raw materials or finished products).

In order to manage the risk associated with commodity price, the Company may either (i) adopt negotiation measures with suppliers or clients or (ii) contracts derivative transactions, which should always respect the volumes associated with the identified exposures, not generating financial leverage.

Foreign exchange risk management

Given the dynamics of the international petrochemical market, where prices are frequently tied to international benchmarks denominated in US dollars, the Company's sales are closely correlated with the US dollar.

The Company's exposure arises from financial instruments in foreign currency, such as payables to suppliers and accounts receivable, usually associated with working capital, and are short-term exposures.

Foreign exchange risks also arise from long-term exposures, such as exposure to fixed costs, net debt, future investments and highly probable future sales.

The main objectives in managing foreign exchange risk are:

•       Identifying the origin and behavior of each type of risk;

•       Defining quantitative controls and qualitative monitoring of exposure;

•       Defining mechanisms to mitigate exchange rate risk; and

•       Defining the exposure limits and approval authorities.

In order to manage such risks, the management has mechanisms provided for in its policy, such as short-term exposure evaluated through the net balance of operating cash flow and debts whose mitigation occurs through economic hedge operations and maintenance of the need for cash per currency for commitments.

For long-term exposure, the Company continuously evaluates the net position of its assets and liabilities in foreign currency, monitors and maintains appropriate levels of debt in foreign currency since part of the future revenue is also generated in foreign currencies, engages in foreign exchange hedge operations through Non Deliverable Forward, options, or swaps, and as part of exchange rate risk management, may formally designate a hedge accounting relationship using derivatives and non-derivative financial instruments, when it is expected that such application will provide a significant improvement in demonstrating the compensatory effect on the variations of the items that are subject to hedge.

The Company's financial assets and liabilities denominated in foreign currency exposed to exchange rate risk are:

					2025					2024
	US$	EUR	MXN	Other currencies	Total	US$	EUR	MXN	Other currencies	Total
Assets
Cash, cash equivalents and financial investments	8,895	213	60	39	9,207	10,757	272	412	117	11,558
Trade accounts receivables	1,630	16	279	65	1,990	1,626	13		87	1,726
	10,525	229	339	104	11,197	12,383	285	412	204	13,284
Liabilities
Trade payables	10,502	37	870		11,409	12,646	248	224	10	13,128
Borrowings and debentures	48,022				48,022	49,497	70			49,567
Braskem Idesa borrowings	14,639				14,639	15,527				15,527
Loan from non-controlling shareholders of Braskem Idesa	1,037				1,037	1,050				1,050
	74,200	37	870		75,107	78,720	318	224	10	79,272

Net exposure	(63,675)	192	(531)	104	(63,910)	(66,336)	(33)	188	194	(65,988)

18.8	Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

Selection of risks

On December 31, 2025, the main risks that can affect the value of Company’s financial instruments are:

• IPCA inflation rate;

• Selic and CDI interest rates;

• SOFR interest rate;

• US$/R$ exchange rate;

• MXN/R$ exchange rate; and

• Euro/R$ exchange rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

Selection of scenarios

The Focus Market Readout published by BACEN was used to create the probable scenario for the US$-R$/Euro-R$ exchange rate, the Selic/CDI interest rate and the IPCA interest rate as of December 31, 2025. The likely scenario for the Mexican Peso is constructed by interpolating future US$-MXN exchange rate curves based on market data. This curve is then converted, using the US$-BRL curve as a reference.

According to the Market Readout, US$1 will remain at approximately R$ 5.44, while the Selic rate should reach 12.25% p.a. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate. According to the forward market curves, the Euro is expected to stay around R$ 7.11, and the Mexican Peso is expected to remain near R$ 0.37.

Since the Market Readout report does not include consensus forecasts for the SOFR rate, the projection of the U.S. Federal Reserve for the Federal Funds rate was used, which was published in December 2025, in comparison with the current level of the Federal Funds rate on December 31, 2025.

For each variable analyzed in the sensitivity analysis, the Company has considered estimating annualized variations corresponding to 1 and 3 standard deviations of monthly averages of the last five years. They are equivalent to approximately 15.866% and a 0.135% probability of occurrence for the reasonably possible and possible scenarios, respectively. Then, these changes are applied to the current market levels of each variable.

				Gain (losses)
	Exposure value as of Dec.2025	Probable	Reasonably possible	Possible
		(USD x BRL 5.44)	(USD x BRL 6.16)	(USD x BRL 7.46)
Instrument / Sensitivity

Brazilian real-US$ dollar exchange rate
Cash, cash equivalents and financial investments	8,895	(101)	1,055	3,165
Borrowings	(62,661)	545	(5,696)	(17,089)
Trade payables	(10,502)	119	(1,246)	(3,737)
Derivatives	(522)	102	(89)	(295)
Loan from non-controlling shareholders	(1,037)	12	(123)	(369)
of Braskem Idesa
Trade accounts receivables	1,630	(18)	193	580

		(EUR x BRL 7.11)	(EUR x BRL 7.21)	(EUR x BRL 8.69)

Brazilian real-euro exchange rate
Cash, cash equivalents and financial investments	213	21	24	73
Trade accounts receivables	16	2	2	5
Trade payables	(37)	(4)	(4)	(13)

		(MXN x BRL 0.37)	(MXN x BRL 0.30)	(MXN x BRL 0.36)

Brazilian real-mexican peso exchange rate
Cash, cash equivalents and financial investments	60	12	7	20
Trade accounts receivables	279	56	31	93
Trade payables	(870)	(176)	(97)	(292)

		12.25%	18.52%	25.57%

CDI interest rate
Cash, cash equivalents and financial investments	2,631	(62)	80	239
Borrowings indexed to CDI	(3,091)	218	(296)	(942)
Leniency agreement	(673)	25	(33)	(99)

		4.32%	6.03%	9.58%

IPCA interest rate
Borrowings indexed to IPCA	(1,117)	(1)	(30)	(91)
Derivatives	747	101	45	143

		3.4%	8.22%	17.36%

SOFR interest rate
Borrowings indexed to SOFR	(11,668)	47	(859)	(2,577)

18.9	Cash flow hedge

The Company designates certain derivative financial instruments and financial liabilities of debt denominated in US dollar as hedging instruments to protect against cash flow variability. Cash flow hedges are intended to protect against exposure to cash flow variability that is attributable to foreign exchange risk associated with future sales, considered highly probable at the time of designation.

At the beginning of the designated hedge accounting relationships, the Company documents the risk management objective and strategy and formally identifies the hedge instrument and the hedged item.

The Company protects foreign exchange risks and documents the economic connection between the hedge instrument and the hedged item.

Assessing the economic relationship consists of determining whether there is an expectation that changes in cash flows of the hedge item and the hedge instrument will offset each other, i.e., whether the hedging strategy is effective. The hedge ratio determined by the Company is the balance between the positions and maturities of the instrument and the hedged item, aiming for a well-calibrated ratio in order to reflect in the financial statements the economic effects of the hedging activity.

Potential sources of ineffectiveness may include different maturities between the instrument and the hedged item and the hedge ratio.

If the economic relationship no longer satisfies the criteria for hedge accounting, or if the hedge instrument expires, is sold, terminated, or exercised, then hedge accounting is prospectively discontinued.

As the items subject to hedge affect profit or loss, the effective portions of the hedging strategy accumulated in the hedge reserve are reclassified to profit or loss at the same time the object is recognized.

The discontinuation results solely from the conclusion that, under the current circumstances and heightened uncertainty, the transactions can no longer be assessed as “highly probable” as required by IFRS 9, although they remain expected to occur. This assessment is strictly related to compliance with the applicable accounting requirements and does not reflect any change in management’s expectations regarding the realization of such transactions, which continue to be forecast and are included in the approved business plan.

Below is the details of the hedge accounting strategy and the positions of the designated and recognized instruments in the fiscal year:

Derivatives designated for hedge accounting – Braskem S.A.

(i) US$ call and put option

As of December 31, 2025, the Company holds a total notional amount of put options of US$ 0.48 billion (R$ 2.53 billion), with an average strike price of 5.24 R$/US$ and notional amount of call options of US$ 0.32 billion (R$ 2.53 billion), with an average strike price of 7.82 R$/US$ The operations have a maximum term of 18 months.

US Dollar-denominated future sales in Brazilian Real were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options. The future elements of forward exchange contracts are excluded from the designation of hedge instruments and are separately recorded as hedging cost, recognized in the OCI. The hedge program was prospectively discontinued as of December 2025.

(ii) US$ Swap CDI Dollar

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$ 1.27 billion, with annual maturities between January 2019 and January 2025, changing the variation of CDI for the variation of US dollar. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives, and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in R$/US$ price. The derivative was settled and hedge accounting terminated in 2025.

(iii) US$ Swap – CRA

In 2022, the Company contracted foreign exchange derivative operations (“swaps”) with semiannual maturities for the next 10 years as from March 2022, changing the variation of IPCA for the variation of US dollar. These operations were designated for cash flow hedge accounting, in which the hedge instruments are foreign exchange derivatives, and the hedge objects were at the time of designation highly probable future revenue subject to the R$/US$ exchange rate.

The hedge accounting program was prospectively discontinued as of December 2025. Accordingly, the fair value changes of the effective portion of the hedge were recognized in equity, within OCI, up to the discontinuation date, and will be reclassified to financial result upon the settlement of each of the hedged items previously designated.

Identification	Total nominal value R$	Hedge (Interest rate per year)	Maturity	2025	2024
Swaps CRA	600,218	3.54%	Dec-2028	42	41
Swaps CRA	141,298	3.37%	Dec-2031	14	8
Total	741,516			56	49

(iv) SOFR Swaps - TQPM

To mitigate the risk associated with the terminal project, TQPM entered into an interest rate swap to reduce the volatility of highly probable future cash flows indexed to SOFR, related to debt financial liabilities. The notional amount of the hedge corresponds to 75% of the expected principal of the debt on each interest payment date, under a cash flow hedge structure that covers only the interest payments linked to the variable SOFR component.

The economic relationship between the hedging instrument and the hedged item is established based on reference rates, durations, reset dates, maturities, and notional or principal amounts. The main sources of ineffectiveness in these hedge relationships are:

•	the impact of the counterparty’s and the Company’s own credit risk on the fair value of the swaps, which is not reflected in the changes in the fair value of the hedged cash flows; and
•	mismatches in repricing dates between the swaps and the underlying borrowings.

The asset leg of the swap is tied to the 3-month SOFR rate, while the liability leg is fixed at 4.308% per annum.

Future exports in US$ Braskem S.A.

Below is the breakdown of the instruments designated for hedge accounting at Braskem S.A., including details of each transaction and the respective carrying amounts for the period. The hedge program was prospectively discontinued as of December 2025.

					Hedge instruments – US$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2024	Designated hedge instrument	Hedging instruments settled	Discontinued hedge	Balance at 2025
2017	Financial liabilities in US$	1,250	2028	3.17	1,250			(1,250)
2019	Financial liabilities in US$	2,200	2030 / 2031 / 2032	3.92	1,800			(1,800)
2020	Financial liabilities in US$	600	2032	4.02	400			(400)
2021	Financial liabilities in US$	400	2025	5.58	400		(400)
2022	Financial liabilities in US$	500	2029	5.18	500			(500)
2023	Financial liabilities in US$	400	2033	5.01	400			(400)
2024	Financial liabilities in US$	400	2033	5.78	400			(400)
2025	Financial liabilities in US$	3,650	Between 2029 and 2035	5.55		3,650		(3,650)
				Total	5,150	3,650	(400)	(8,400)

					Hedge instruments – R$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2024	Designated hedge instrument	Hedging instruments settled	Exchange variation	Discontinued hedge	Balance at 2025
2017	Financial liabilities in US$	6,878	2028	3.17	7,740			(862)	(6,878)
2019	Financial liabilities in US$	12,105	2030 / 2031 / 2032	3.92	11,146			(1,242)	(9,904)
2020	Financial liabilities in US$	3,301	2032	4.02	2,477			(276)	(2,201)
2021	Financial liabilities in US$	2,201	2025	5.58	2,477		(2,233)	(244)
2022	Financial liabilities in US$	2,751	2029	5.18	3,096			(345)	(2,751)
2023	Financial liabilities in US$	2,201	2033	5.01	2,477			(276)	(2,201)
2024	Financial liabilities in US$	2,201	2033	5.78	2,477			(276)	(2,201)
2025	Financial liabilities in US$	20,084	Between 2029 and 2035	5.55		20,092		(8)	(20,084)
				Total	31,890	20,092	(2,233)	(3,529)	(46,220)

The balances included in the hedge reserves and their changes during the year are presented below:

		Other comprehensive income in the year
Designation year	Balance at 2024	Exchange variation in the year	Hedge reserve settled	Balance at 2025
2017	(3,779)	863		(2,916)
2019	(4,758)	1,242	773	(2,743)
2020	(1,108)	276		(832)
2021	(244)		244
2022	(507)	345		(162)
2023	(474)	276		(198)
2024	(166)	276		110
2025		8		8
Total	(11,036)	3,286	1,017	(6,733)
Income taxes	3,752	(1,117)	(346)	2,289
Valuation allowance for impairment of deferred tax asset (i)		(2,635)	346	(2,289)
Hedge reserve	(7,284)	(466)	1,017	(6,733)

Hedge reserve for discontinued instruments	(7,284)			(6,733)

(i) Deferred tax asset balances on OCI were fully covered by a valuation allowance for losses, as detailed in note 20.2(c).

The realizations of the hedge reserve are recognized in the financial result for the fiscal year.

Future exports in US$ - Braskem Idesa

The hedge program of Braskem Idesa was prospectively discontinued as of November 2025, as a result of the events disclosed in Note 1. Below is the breakdown of the instruments designated for hedge accounting, including details of each transaction and the balance at the end of the period.

					Hedge instrument – US$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in MXN	Balance at 2024	Designated hedge instrument	Hedge instruments settled	Discontinued hedge	Balance at 2025
2019	Financial liabilities in US$	900	2026 to 2029	19.61	900			(900)
2021	Financial liabilities in US$	1,288	2023 to 2031	20.36	1,305		(17)	(1,288)
2025	Financial liabilities in US$	95	2029	19.55		95		(95)
				Total	2,205	95	(17)	(2,283)

					Hedge instrument – R$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in MXN	Balance at 2024	Designated hedge instrument	Hedge instruments settled	Exchange variation	Discontinued hedge	Balance at 2025
2019	Financial liabilities in US$	5,573	2026 to 2029	19.61	5,573			(621)	(4,952)
2021	Financial liabilities in US$	8,360	2023 to 2031	20.36	8,081		(95)	(900)	(7,086)
2025	Financial liabilities in US$	1,857	2029	19.55		1,857		(1,334)	(523)
				Total	13,654	1,857	(95)	(2,856)	(12,561)

The balances included in the hedge reserves and their changes during the year are presented below:

		Other comprehensive income in the year
Designation year	Balance in 2024	Exchange variation in the year	Hedge reserve settled	Balance at 2025
2019, 2021 and 2025	(492)	1,260	659	1,427
Income tax	147	(389)	(203)	(444)
Hedge reserve net of taxes	(344)	872	456	983

The amounts recorded in the hedge reserve will be recognized in financial income (expense) as the hedged item’s future cash flows occur.